Income Taxes - Components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Tax losses carried forward	$ 264,335			¥ 1,840,246	¥ 343,809
Carryforwards of non-deductible advertising expenses and donations	36,173			251,829	424,883
Others	6,193			43,111	13,276
Less: valuation allowance	(306,701)			(2,135,186)	(781,968)
Unrecognized tax benefit on interest expense | $	0	$ 0	$ 0
Unrecognized tax benefit on accumulated interest expense | $	0	$ 0
PRC
Taxable losses	$ 1,174,170			8,174,339	1,551,301
Undistributed earnings of subsidiaries | ¥				0	0
Accrued withholding tax on earnings of subsidiaries | ¥				¥ 0	¥ 0
Minimum
Period for extension	5 years
Maximum
Period for extension	10 years